Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
October 31, 2021

Dates Covered
Collections Period	10/01/21 - 10/31/21
Interest Accrual Period	10/15/21 - 11/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/21	799,175,659.29	37,468
Yield Supplement Overcollateralization Amount 09/30/21	36,760,652.77	0
Receivables Balance 09/30/21	835,936,312.06	37,468
Principal Payments	31,971,557.22	772
Defaulted Receivables	481,364.99	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/21	34,868,760.09	0
Pool Balance at 10/31/21	768,614,629.76	36,666

Pool Statistics	$ Amount	# of Accounts
Pool Factor	69.41%
Prepayment ABS Speed	1.62%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	5,024,149.78	217
Past Due 61-90 days	1,240,868.97	54
Past Due 91-120 days	300,430.26	14
Past Due 121+ days	0.00	0
Total	6,565,449.01	285

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.82%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	381,629.75
Aggregate Net Losses/(Gains) - October 2021	99,735.24
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.14%
Prior Net Losses/(Gains) Ratio	0.19%
Second Prior Net Losses/(Gains) Ratio	0.18%
Third Prior Net Losses/(Gains) Ratio	0.22%
Four Month Average	0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.13%

Overcollateralization Target Amount	8,839,068.24
Actual Overcollateralization	8,839,068.24
Weighted Average Contract Rate	3.59%
Weighted Average Contract Rate, Yield Adjusted	5.77%
Weighted Average Remaining Term	53.24

Flow of Funds	$ Amount
Collections	34,791,530.40
Investment Earnings on Cash Accounts	148.49
Servicing Fee	(696,613.59)
Transfer to Collection Account	0.00
Available Funds	34,095,065.30

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	173,048.48
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,850,509.45
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	16,520,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	8,839,068.24
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	3,682,570.80

Total Distributions of Available Funds	34,095,065.30

Servicing Fee	696,613.59
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 10/15/21	789,985,139.21
Principal Paid	30,209,577.69
Note Balance @ 11/15/21	759,775,561.52

Class A-1
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-2
Note Balance @ 10/15/21	249,815,139.21
Principal Paid	30,209,577.69
Note Balance @ 11/15/21	219,605,561.52
Note Factor @ 11/15/21	60.4973999%

Class A-3
Note Balance @ 10/15/21	390,600,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	390,600,000.00
Note Factor @ 11/15/21	100.0000000%

Class A-4
Note Balance @ 10/15/21	100,020,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	100,020,000.00
Note Factor @ 11/15/21	100.0000000%

Class B
Note Balance @ 10/15/21	33,030,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	33,030,000.00
Note Factor @ 11/15/21	100.0000000%

Class C
Note Balance @ 10/15/21	16,520,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	16,520,000.00
Note Factor @ 11/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	202,916.81
Total Principal Paid	30,209,577.69
Total Paid	30,412,494.50

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	35,390.48
Principal Paid	30,209,577.69
Total Paid to A-2 Holders	30,244,968.17

Class A-3
Coupon	0.30000%
Interest Paid	97,650.00
Principal Paid	0.00
Total Paid to A-3 Holders	97,650.00

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1847772
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.5090174
Total Distribution Amount	27.6937946

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0974944
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	83.2219771
Total A-2 Distribution Amount	83.3194715

A-3 Interest Distribution Amount	0.2500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.2500000

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	160.56
Noteholders' Third Priority Principal Distributable Amount	546.85
Noteholders' Principal Distributable Amount	292.59

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/21	5,504,632.16
Investment Earnings	122.01
Investment Earnings Paid	(122.01)
Deposit/(Withdrawal)	-
Balance as of 11/15/21	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,982,566.11	$4,508,622.66	$4,689,959.26
Number of Extensions	139	157	169
Ratio of extensions to Beginning of Period Receivables Balance	0.48%	0.52%	0.52%